As filed with the Securities and Exchange Commission on February 1, 2001 Registration No. 333-61135

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 9 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)


                                    (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on February 1, 2001 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under M's Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select   Exec Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  M's Versatile Product basics; The death benefit

    (b)  Cumulative or distributive securities.........  M's Versatile Product basics; The death benefit



    (c) Withdrawal or redemption..........................................  Withdrawals, surrenders and loans

    (d) Conversion, transfer, etc. .......................................  Withdrawals, surrenders and loans

    (e) Periodic payment plan.............................................  N/A

    (f) Voting rights.....................................................  Voting Rights

    (g) Notice to security holders........................................  Reports we'll send you

    (h) Consents required.................................................  Voting Rights

    (i) Other provisions..................................................  N/A

11. Type of securities comprising units...................................  M's Versatile Product basics

12. Certain information regarding periodic payment plan certificates......  N/A

13. (a) Load, fees, expenses, etc. .......................................  Deductions from your premiums; Surrendering your policy

    (b) Certain information regarding periodic payment plan certificates..  N/A

    (c) Certain percentages...............................................  Deductions from your premiums

    (d) Difference in price...............................................  N/A

    (e) Certain other fees, etc. .........................................  Deductions from your premiums; Surrendering your policy

    (f) Certain other profits or benefits.................................  The death benefit; Your policy's accumulated value

    (g) Ratio of annual charges to income.................................  N/A

14. Issuance of trust's securities........................................  M's Versatile Product basics

15. Receipt and handling of payments from purchasers..........  How premiums work

16. Acquisition and disposition of underlying securities......  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption..................................  Withdrawals, surrenders and loans

18. (a) Receipt, custody and disposition of income............  Your policy's accumulated value

    (b) Reinvestment of distributions.........................  N/A

    (c) Reserves or special funds.............................  N/A

    (d) Schedule of distributions.............................  N/A

19. Records, accounts and reports.............................  Statements and Reports

20. Certain miscellaneous provisions of trust agreement:

    (a) Amendment.............................................  N/A

    (b) Termination...........................................  N/A

    (c) and (d) Trustees, removal and successor...............  N/A

    (e) and (f) Depositors, removal and successor.............  N/A

21. Loans to security holders.................................  Withdrawals, surrenders and loans

22. Limitations on liability..................................  N/A

23. Bonding arrangements......................................  N/A

24. Other material provisions of trust agreement..............  N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.......................................................  About Pacific Life

26.  Fees received by depositor......................................................  See Items 13(a) and 13(e)

27.  Business of depositor...........................................................  About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor.........  About Pacific Life

29.  Voting securities of depositor..................................................  N/A

30.  Persons controlling depositor...................................................  N/A

31.  Payments by depositor for certain services rendered to trust....................  N/A

32.  Payments by depositor for certain other services rendered to trust..............  N/A

33.  Remuneration of employees of depositor for certain services rendered to trust...  N/A

34.  Remuneration of other persons for certain services rendered to trust............  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states....................................  N/A

36.  Suspension of sales of trust's securities.......................................  N/A

37.  Revocation of authority to distribute...........................................  N/A

38. (a) Method of distribution............  How policies are distributed

    (b) Underwriting agreements...........  How policies are distributed

    (c) Selling agreements................  How policies are distributed

39. (a) Organization of principal
        underwriters......................  How policies are distributed

    (b) N.A.S.D. membership of principal
        underwriters......................  How policies are distributed

40. Certain fees received by principal
    underwriters..........................  How policies are distributed

41. (a) Business of each principal
    underwriter...........................  How policies are distributed

    (b) Branch offices of each principal
        underwriter.......................  N/A

    (c) Salesmen of each principal
        underwriter.......................  N/A

42. Ownership of trust's securities by
    certain persons.......................  N/A

43. Certain brokerage commissions received
    by principal underwriters.............  N/A

44. (a) Method of valuation...............  Your policy's accumulated value

    (b) Schedule as to offering price.....  How premiums work

    (c) Variation in offering price to
        certain persons...................  Monthly deductions

45. Suspension of redemption rights.......  Timing of payments, forms and requests

46.  (a) Redemption valuation..............    Withdrawals, surrenders and loans

     (b) Schedule as to redemption price...    Withdrawals, surrenders and loans

47.  Maintenance of position in
     underlying securities.................    Your investment options

V.   Information Concerning the Trustee
     or Custodian

48.  Organization and regulation               N/A
     of trustee............................

49.  Fees and expenses of trustees.........    N/A

50.  Trustee's lien........................    N/A

VI.  Information Concerning Insurance of
     Holders of Securities

51.  Insurance of holders of trust's
     securities............................    The death benefit

VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities........................    How our accounts work

     (b) Transactions involving elimination
         of underlying securities..........    How our accounts work

     (c) Policy regarding substitution or
         elimination of underlying
         securities........................    See Items 13(a) and 52(a)

     (d) Fundamental policy not otherwise
         covered...........................    N/A

53.  Tax status of trust...................    Variable life insurance and your
                                               taxes

VIII. Financial and Statistical Information

54. Trust's securities during last ten years...  N/A

55. N/A

56. Certain information regarding periodic
    payment plan certificates..................  N/A

57. N/A

58. N/A

59. Financial statements (Instruction 1(c)
    of "Instructions as to the Prospectus" of
    Form S-6)..................................  Financial statements

                                  PROSPECTUS


(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001027, as filed on May 1, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-01-000034, as filed on January 4, 2001.)

      Supplement to Prospectus Dated May 1, 2000 for M's Versatile Product
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated January 2, 2001:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       . Blue Chip                . Strategic Value
                       . Aggressive Growth        . Focused 30
                       . Financial Services       . Capital Opportunities
                       . Health Sciences          . Mid-Cap Growth
                       . Technology               . Global Growth
                       . Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

An overview of M's
Versatile Product:
Withdrawal and
surrender charges
is revised

The 4th paragraph
of the example is
replaced with:

The most we will
assess on any
surrendered
coverage segment is
$6.00 per $1,000 of
face amount.

Supplement dated February 1, 2001

                      ---------------------------------------------------------
An overview of M's     Other expenses
Versatile Product:
Fees and expenses      The table also shows the advisory fee and fund expenses
paid by the Pacific    as an annual percentage of each portfolio's average
Select Fund: Other     daily net assets for the year 2000. To help limit fund
expenses is            expenses, effective July 1, 2000 we contractually
replaced               agreed to waive all or part of our investment advisory
                       fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       2000, Pacific Life reimbursed approximately $14,627 to the I-Net Tollkeeper Portfolio, $36,874 to the
                       Strategic Value Portfolio, $34,687 to the Focused 30
                       Portfolio and $28,882 to the Small-Cap Index Portfolio.

                   ----------------------------------------------------------------------------------------
                                                                                    Less
                                                Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                    fee      expenses amounts+ expenses reimbursement expenses
                   ----------------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                   Blue Chip/1/                 0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/         1.00     0.06     --       1.06      --           1.06
                   Aggressive Equity/2/         0.80     0.04     0.02     0.86      --           0.86
                   Emerging Markets/2/          1.10     0.20     --       1.30      --           1.30
                   Diversified Research/2/      0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/          0.65     0.05     --       0.70      --           0.70
                   International Large-Cap/2/   1.05     0.13     --       1.18      --           1.18
                   Equity                       0.65     0.04     --       0.69      --           0.69
                   I-Net Tollkeeper/2/          1.50     0.13     --       1.63     (0.02)        1.61
                   Financial Services/1/        1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/           1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/                1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/        1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy               0.65     0.04     --       0.69      --           0.69
                   Equity Income/2/             0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value              0.95     0.51     --       1.46     (0.41)        1.05
                   Growth LT                    0.75     0.04     --       0.79      --           0.79
                   Focused 30                   0.95     0.43     --       1.38     (0.33)        1.05
                   Mid-Cap Value/2/             0.85     0.04     0.12     1.01      --           1.01
                   International Value          0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/     0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/            0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/             1.10     0.19     --       1.29      --           1.29
                   Equity Index                 0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/           0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                         1.10     0.05     --       1.15      --           1.15
                   Government Securities/2/     0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/              0.60     0.05     --       0.65      --           0.65
                   Money Market                 0.34     0.04     --       0.38      --           0.38
                   High Yield Bond              0.60     0.04     --       0.64      --           0.64
                   Large-Cap Value/2/           0.85     0.05     0.06     0.96      --           0.96
                   ----------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
M's Versatile          You may enroll in or give instructions regarding the
Product Basics:        dollar cost averaging or portfolio rebalancing program
Telephone              by telephone if we have your completed telephone
transactions is        authorization on file.
changed to
Telephone and          In early 2001, certain registered representatives will
electronic             be able to give us instructions electronically if
transactions           authorized by you. You may appoint your registered
                       representative to give us instructions on your behalf
We expect to make      by completing and filing an updated telephone and
the electronic         electronic authorization with us.
transaction feature
available in early     Transactions made electronically will be subject to the
2001. Please ask       same procedures, restrictions and risks as those made
your registered        by telephone. Sometimes your electronic transactions
representative for     will not be able to reach us. For example, our website
more information.      may be busy because of unusual market activity or a
                       significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

                      ---------------------------------------------------------
The death benefit:     Decreasing the face amount is replaced with:
Changing the face
amount is revised      Here are some additional things you should know about
                       decreasing the face amount:
Coverage segment
refers separately      .  The initial face amount and any additional coverage
to the initial face       segment are eligible for decrease
amount and any            .  on or after the fifth anniversary of its
increase in face             effective date; or
amount.                   .  on or after the first anniversary of its
                             effective date if its effective date is before the date the endorsement that limits your right to face amount decreases as stated above is added to your policy according to our administrative procedure.
                       .  We'll apply any decrease in the face amount to
                          eligible coverage segments in the following order:
                          .  to the most recent eligible increases you made to
                             the face amount
                          .  to the initial face amount
                       .  We do not charge you for a decrease in face amount.
                       .  We can refuse your request to decrease the face
                          amount if making the change means:
                          .  your policy will end because it no longer
                             qualifies as life insurance
                          .  the distributions we'll be required to make from
                             your policy's accumulated value will be greater than your policy's net cash surrender value
                          .  your policy will become a modified endowment
                             contract and you have not told us in writing that this is acceptable to you.

                      ---------------------------------------------------------
The death benefit:     In New Jersey, the Accounting benefit rider is known as
Optional riders is     the Term insurance rider.
amended

                      ---------------------------------------------------------
Your policy's          The 5th paragraph of Cost of insurance is replaced
accumulated value:     with:
Monthly deductions
is revised             Our current cost of insurance rates will apply
                       uniformly to all members of the same class. Any changes
Class is determined    in the cost of insurance rates will apply uniformly to
by a number of         all members of the same class. These rates generally
factors, including     increase as the person's age increases, and they vary
the age, risk          with the number of years the policy has been in force.
classification,        Our current rates are lower than the guaranteed rates
smoking status and     and they will not exceed the guaranteed rates in the
gender (unless         future.
unisex rates are
required) of the       The 2nd paragraph of M&E risk face amount charge under
person insured by      How we calculate the mortality and expense risk charge
the policy, and the    is replaced with:
policy date and
duration.              If you increase the face amount, each increase will
                       have a corresponding face amount charge related to the amount of the increase. The charge is based on the age and risk classification of the person insured by the policy at the time of the increase. We'll specify these charges in a supplemental schedule of benefits at the time of the increase. We'll apply each charge for 10 years from the day of the increase. If you decrease the face amount, the charge will remain the same.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

PACIFIC SELECT FUND  THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO            INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip            Long-term growth of    Equity securities of "blue chip"     A I M
                     capital. Current       companies--typically large companies
                     income is of           that are well established in their
                     secondary importance.  respective industries.


Aggressive Growth    Long-term growth of    Equity securities of small- and      A I M
                     capital.               medium-sized growth companies.



Financial Services   Long-term growth of    Equity securities in the financial   INVESCO
                     capital.               services sector. Such companies
                                            include banks, insurance companies,
                                            brokerage firms and other finance-
                                            related firms.


Health Sciences      Long-term growth of    Equity securities in the health      INVESCO
                     capital.               sciences sector. Such companies
                                            include medical equipment or
                                            supplies, pharmaceuticals, health
                                            care facilities and other health
                                            sciences-related firms.

Technology           Long-term growth of    Equity securities in the technology  INVESCO
                     capital.               sector. Such companies include
                                            biotechnology, communications,
                                            computers, electronics, Internet
                                            telecommunications, networking,
                                            robotics, video and other
                                            technology-related firms.

Telecommunications   Long-term growth of    Equity securities in the             INVESCO
                     capital. Current       telecommunications sector. Such as
                     income is of           companies that offer telephone
                     secondary importance.  service, wireless communications,
                                            satellite communications, television
                                            and movie programming, broadcasting
                                            and Internet access.

Strategic Value      Long-term growth of    Equity securities with the potential Janus Capital
                     capital.               for long-term growth of capital.     Corporation



Focused 30           Long-term growth of    Equity securities selected for their Janus Capital
                     capital.               growth potential.                    Corporation



Capital              Long-term growth of    Equity securities with the potential MFS
 Opportunities       capital.               for long-term growth of capital.



Mid-Cap Growth       Long-term growth of    Equity securities of medium-sized    MFS
                     capital.               companies believed to have above-
                                            average growth potential.



Global Growth        Capital appreciation.  Equity securities of any size        MFS
                                            located within and outside of the
                                            U.S.

                      ---------------------------------------------------------
Withdrawals,           The 3rd bullet line is replaced with:
surrenders and
loans: Surrendering    . Your policy's surrender charge is based on the
your policy is           initial face amount of your policy. The surrender
revised                  charge is calculated at a rate that is based on the
                         age and risk class of the person insured by the policy, and each $1,000 of initial face amount.

                       The 6th bullet line is replaced with:

                       . If you increase your policy's face amount, each
                         increase has a surrender charge based on the amount of the increase and the age and risk classification of the person insured by the policy at the time of the increase, for 10 policy years.

                      ---------------------------------------------------------
About Pacific Life:    The next several pages contain the unaudited statement
Financial              of assets and liabilities of the Pacific Select Exec
Statements is          Separate Account as of September 30, 2000 and the
revised                related statement of operations for the nine months
                       then ended, and the statement of changes in net assets for the nine month period ended September 30, 2000 and for the year ended December 31, 1999.

                       These are followed by the unaudited consolidated financial statements for Pacific Life as of September 30, 2000 and December 31, 1999 and for the nine months ended September 30, 2000 and 1999.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

                 Financial Statements as of September 30, 2000
                and for the nine months ended September 30, 2000
                    and for the year ended December 31, 1999

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account
                         --------------------------------------------------------------------------------------

ASSETS
Investments:
 Aggressive Equity
 Portfolio..............  $48,134
 Emerging Markets
 Portfolio..............            $23,385
 Diversified Research
 Portfolio..............                       $4,633
 Small-Cap Equity
 Portfolio (1)..........                                  $301,502
 International Large-Cap
 Portfolio..............                                                $16,110
 Equity Portfolio.......                                                           $74,910
 I-Net Tollkeeper
 Portfolio..............                                                                      $6,073
 Multi-Strategy
 Portfolio..............                                                                               $159,197

Receivables:
 Due from Pacific Life
 Insurance Company......        2                                                      195        22        216
 Fund shares redeemed...                318       228          115          556
                         --------------------------------------------------------------------------------------
Total Assets............   48,136    23,703     4,861      301,617       16,666     75,105     6,095    159,413
                         --------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                318       228          115          556
 Fund shares purchased..        2                                                      195        22        216
                         --------------------------------------------------------------------------------------
Total Liabilities.......        2       318       228          115          556        195        22        216
                         --------------------------------------------------------------------------------------
NET ASSETS..............  $48,134   $23,385    $4,633     $301,502      $16,110    $74,910    $6,073   $159,197
                         ======================================================================================
Shares owned in each
Portfolio...............    3,624     2,907       420       11,437        1,918      2,212       622     10,092
                         ======================================================================================
Cost of Investments.....  $49,121   $27,826    $4,707     $309,560      $17,444    $74,802    $6,257   $154,294
                         ======================================================================================

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Equity   Growth  Mid-Cap   Equity  Small-Cap          International Government
                          Income     LT     Value    Index     Index     REIT       Value     Securities
                         Variable Variable Variable Variable Variable  Variable   Variable     Variable
                         Account  Account  Account  Account   Account  Account   Account (1)   Account
                         -------------------------------------------------------------------------------

ASSETS
Investments:
 Equity Income
 Portfolio.............. $234,031
 Growth LT Portfolio....          $593,241
 Mid-Cap Value
 Portfolio..............                   $26,461
 Equity Index
 Portfolio..............                            $476,790
 Small-Cap Index
 Portfolio..............                                      $22,791
 REIT Portfolio.........                                               $10,443
 International Value
 Portfolio (1)..........                                                          $206,504
 Government Securities
 Portfolio..............                                                                         $26,872

Receivables:
 Due from Pacific Life
 Insurance Company......      183               26        25       37        8         177
 Fund shares redeemed...             1,274                                                            51
                         -------------------------------------------------------------------------------
Total Assets............  234,214  594,515  26,487   476,815   22,828   10,451     206,681        26,923
                         -------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......             1,274                                                            51
 Fund shares purchased..      183               26        25       37        8         177
                         -------------------------------------------------------------------------------
Total Liabilities.......      183    1,274      26        25       37        8         177            51
                         -------------------------------------------------------------------------------
NET ASSETS.............. $234,031 $593,241 $26,461  $476,790  $22,791  $10,443    $206,504       $26,872
                         ===============================================================================
Shares owned in each
Portfolio...............    9,308   15,095   2,191    12,842    1,895      870      12,856         2,592
                         ===============================================================================
Cost of Investments..... $221,847 $466,795 $24,414  $375,672  $22,790   $9,680    $212,443       $27,103
                         ===============================================================================

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account    Account     I        II      III       IV
                         --------------------------------------------------------------------------

ASSETS
Investments:
 Managed Bond
 Portfolio.............. $151,895
 Money Market
 Portfolio..............          $139,081
 High Yield Bond
 Portfolio..............                    $45,493
 Large-Cap Value
 Portfolio..............                               $16,372
 Brandes International
 Equity Portfolio.......                                        $19,563
 Turner Core Growth
 Portfolio..............                                                 $13,458
 Frontier Capital
 Appreciation
 Portfolio..............                                                          $14,021
 Clifton Enhanced U.S.
 Equity Portfolio (1)...                                                                    $7,083

Receivables:
 Due from Pacific Life
 Insurance Company......      213    3,576       49         56       38       47       47       11
                         -------------------------------------------------------------------------
Total Assets............  152,108  142,657   45,542     16,428   19,601   13,505   14,068    7,094
                         -------------------------------------------------------------------------
LIABILITIES
Payables:
 Fund shares purchased..      213    3,576       49         56       38       47       47       11
                         -------------------------------------------------------------------------
Total Liabilities.......      213    3,576       49         56       38       47       47       11
                         -------------------------------------------------------------------------
NET ASSETS.............. $151,895 $139,081  $45,493    $16,372  $19,563  $13,458  $14,021   $7,083
                         =========================================================================
Shares owned in each
Portfolio...............   14,347   13,782    5,542      1,318    1,266      543      575      358
                         =========================================================================
Cost of Investments..... $154,484 $139,358  $47,861    $15,841  $18,202  $12,815  $13,528   $6,991
                         =========================================================================


(1) Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-
                           Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy
                          Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable
                          Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account
                         -----------------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends..............   $1,226       $12        $2       $21,352                  $4,305               $14,418
                         ----------------------------------------------------------------------------------------
Net Investment Income...    1,226        12         2        21,352                   4,305                14,418
                         ----------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........    2,411     2,870       103        35,749        ($219)     4,310                 1,500
 Net unrealized
 depreciation on
 investments............   (5,677)   (9,504)      (75)      (71,933)      (1,334)   (10,757)     ($185)   (12,060)
                         ----------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   (3,266)   (6,634)       28       (36,184)      (1,553)    (6,447)      (185)   (10,560)
                         ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............  ($2,040)  ($6,622)      $30      ($14,832)     ($1,553)   ($2,142)     ($185)    $3,858
                         ========================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Equity    Growth   Mid-Cap   Equity   Small-Cap          International Government
                          Income      LT      Value    Index      Index     REIT       Value     Securities
                         Variable  Variable  Variable Variable  Variable  Variable   Variable     Variable
                         Account   Account   Account  Account    Account  Account   Account (1)   Account
                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends.............. $20,459    $84,773     $137   $8,081      $124      $123      $6,198         $971
                         ---------------------------------------------------------------------------------
Net Investment Income...  20,459     84,773      137    8,081       124       123       6,198          971
                         ---------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........   5,957     41,836       12   19,173       317       477       3,929         (340)
 Net unrealized
 appreciation
 (depreciation) on
 investments............ (26,934)  (143,467)   1,981  (35,083)     (666)      903     (33,169)         937
                         ---------------------------------------------------------------------------------
 Net Realized and
 Unrealized Gain (Loss)
 on Investments......... (20,977)  (101,631)   1,993  (15,910)     (349)    1,380     (29,240)         597
                         ---------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............   ($518)  ($16,858)  $2,130  ($7,829)    ($225)   $1,503    ($23,042)      $1,568
                         =================================================================================

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account    Account     I        II      III       IV
                         --------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends..............  $5,841   $6,274    $3,336      $107     $210      $125     $320      $166
                         --------------------------------------------------------------------------
Net Investment Income...   5,841    6,274     3,336       107      210       125      320       166
                         --------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........    (777)     177    (3,214)      754      228     1,263    1,589       218
 Net unrealized
 appreciation
 (depreciation) on
 investments............   3,937      (30)      (72)      473      (81)   (1,742)  (1,672)     (597)
                         --------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   3,160      147    (3,286)    1,227      147      (479)     (83)     (379)
                         --------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  $9,001   $6,421       $50    $1,334     $357     ($354)    $237     ($213)
                         ==========================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-
                            Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy
                           Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable
                           Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account
                          -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net Investment Income..    $1,226       $12         $2      $21,352                  $4,305                $14,418
 Net realized gain
 (loss) from security
 transactions...........     2,411     2,870        103       35,749        ($219)     4,310                  1,500
 Net unrealized
 depreciation on
 investments............    (5,677)   (9,504)       (75)     (71,933)      (1,334)   (10,757)     ($185)    (12,060)
                          -----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    (2,040)   (6,622)        30      (14,832)      (1,553)    (2,142)      (185)      3,858
                          -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     7,184     4,264        568       28,820        2,290     12,394        731      12,206
 Transfers between
 variable accounts,
 net....................    13,250     7,787      4,092       23,704       15,922      9,923      5,752        (663)
 Transfers--policy
 charges and
 deductions.............    (1,868)   (1,120)       (70)     (11,158)        (408)    (3,129)      (124)     (4,919)
 Transfers--surrenders..      (701)     (389)        (3)      (9,984)         (12)      (985)                (2,258)
 Transfers--other.......      (726)     (445)        16       (4,117)        (129)      (750)      (101)       (924)
                          -----------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............    17,139    10,097      4,603       27,265       17,663     17,453      6,258       3,442
                          -----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    15,099     3,475      4,633       12,433       16,110     15,311      6,073       7,300
                          -----------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....    33,035    19,910                 289,069                  59,599                151,897
                          -----------------------------------------------------------------------------------------
 End of Period..........   $48,134   $23,385     $4,633     $301,502      $16,110    $74,910     $6,073    $159,197
                          =========================================================================================


(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                           Equity    Growth   Mid-Cap    Equity   Small-Cap           International Government
                           Income      LT      Value     Index      Index     REIT        Value     Securities
                          Variable  Variable  Variable  Variable  Variable  Variable    Variable     Variable
                          Account   Account   Account   Account    Account  Account    Account (1)   Account
                          ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $20,459   $84,773     $137     $8,081      $124     $123       $6,198          $971
 Net realized gain
 (loss) from security
 transactions...........     5,957    41,836       12     19,173       317      477        3,929          (340)
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (26,934) (143,467)   1,981    (35,083)     (666)     903      (33,169)          937
                          ------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........      (518)  (16,858)   2,130     (7,829)     (225)   1,503      (23,042)        1,568
                          ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    24,363    61,035    2,852     67,155     3,463    1,263       27,703         3,493
 Transfers between
 variable accounts,
 net....................       730    56,529   17,057     16,046    14,023    5,594        2,580         1,776
 Transfers--policy
 charges and
 deductions.............    (8,638)  (22,466)    (627)   (19,298)     (586)    (305)      (7,997)       (1,053)
 Transfers--surrenders..    (4,736)  (13,887)     (36)   (10,372)      (80)    (116)      (5,467)       (1,018)
 Transfers--other.......    (2,636)   (7,558)    (123)    (3,477)     (230)    (139)      (2,622)         (112)
                          ------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............     9,083    73,653   19,123     50,054    16,590    6,297       14,197         3,086
                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     8,565    56,795   21,253     42,225    16,365    7,800       (8,845)        4,654
                          ------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period.....   225,466   536,446    5,208    434,565     6,426    2,643      215,349        22,218
                          ------------------------------------------------------------------------------------
End of Period...........  $234,031  $593,241  $26,461   $476,790   $22,791  $10,443     $206,504       $26,872
                          ====================================================================================


(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Managed    Money    High Yield Large-Cap
                            Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                          Variable  Variable   Variable  Variable  Account   Account   Account   Account
                          Account   Account    Account    Account     I         II       III        IV
                          -------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net Investment Income..    $5,841    $6,274    $3,336       $107     $210      $125      $320       $166
 Net realized gain
 (loss) from security
 transactions...........      (777)      177    (3,214)       754      228     1,263     1,589        218
 Net unrealized
 appreciation
 (depreciation) on
 investments............     3,937       (30)      (72)       473      (81)   (1,742)   (1,672)      (597)
                          -------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     9,001     6,421        50      1,334      357      (354)      237       (213)
                          -------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    15,480   236,299     5,695      2,973    2,657     2,291     1,838        803
 Transfers between
 variable accounts,
 net....................    20,203  (213,116)   (5,310)     7,674    7,775    (8,904)    4,599      1,151
 Transfers--policy
 charges and
 deductions.............    (4,314)  (11,467)   (1,872)      (678)    (611)     (527)     (504)      (230)
 Transfers--surrenders..    (1,798)   (6,399)     (972)      (158)    (376)     (703)     (494)      (408)
 Transfers--other.......      (874)   (3,703)     (130)      (151)    (166)       33      (118)       (25)
                          -------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............    28,697     1,614    (2,589)     9,660    9,279    (7,810)    5,321      1,291
                          -------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    37,698     8,035    (2,539)    10,994    9,636    (8,164)    5,558      1,078
                          -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....   114,197   131,046    48,032      5,378    9,927    21,622     8,463      6,005
                          -------------------------------------------------------------------------------
 End of Period..........  $151,895  $139,081   $45,493    $16,372  $19,563   $13,458   $14,021     $7,083
                          ===============================================================================


See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging   Small-Cap             Multi-    Equity    Growth     Mid-Cap    Equity    Small-Cap
                     Equity   Markets     Equity     Equity   Strategy   Income      LT        Value     Index       Index
                    Variable  Variable   Variable   Variable  Variable  Variable  Variable   Variable   Variable   Variable
                    Account   Account   Account (1) Account   Account   Account   Account   Account (2) Account   Account (2)
                   ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........    $2,297       $60     $24,357    $2,430    $12,175   $18,449   $24,658       $10      $5,600       $95
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)     17,437     1,715      1,903     8,208    25,696       (70)     16,677        37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681      51,373     8,860     (4,391)   (1,356)  195,153        66      45,834       667
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448      93,167    13,005      9,687    25,301   245,507         6      68,111       799

INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315      31,800     7,890     13,459    27,427    46,518     1,020      69,793     1,576
 Transfers
 between variable
 accounts, net
 (3).............     4,792     1,415     (11,434)   23,369      5,169     7,886    51,856     4,405      34,183     4,252
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)    (11,435)   (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)     (168)
 Transfers--
 surrenders (3)..      (633)     (553)     (8,959)     (577)    (3,028)  (10,670)  (13,700)      (23)    (18,106)       (8)
 Transfers--other
 (3).............        56       121      (3,740)     (123)    (1,307)   (2,228)   (4,089)      (49)     (3,361)      (25)
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390      (3,768)   28,528      8,212    12,298    63,662     5,202      63,267     5,627
NET INCREASE IN
NET ASSETS.......    15,269     9,838      89,399    41,533     17,899    37,599   309,169     5,208     131,378     6,426

NET ASSETS
 Beginning of
 Year............    17,766    10,072     199,670    18,066    133,998   187,867   227,277               303,187
 End of Year.....   $33,035   $19,910    $289,069   $59,599   $151,897  $225,466  $536,446    $5,208    $434,565    $6,426
                      REIT
                    Variable
                   Account (2)

INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........        $82
 Net realized
 gain (loss) from
 security
 transactions....        (15)
 Net unrealized
 appreciation
 (depreciation)
 on investments..       (140)
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..        (73)
                   -----------

INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........        327
 Transfers
 between variable
 accounts, net
 (3).............      2,476
 Transfers--
 policy charges
 and deductions..        (65)
 Transfers--
 surrenders (3)..        (13)
 Transfers--other
 (3).............         (9)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      2,716
                   -----------
NET INCREASE IN
NET ASSETS.......      2,643
                   -----------

NET ASSETS
 Beginning of
 Year............
                   -----------
 End of Year.....     $2,643
                   ===========

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999 for the Mid-Cap Value and Small-Cap Index Variable Accounts and on January 19, 1999 for the REIT Variable Account.

(3) Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   International Government Managed    Money    High Yield  Large-Cap
                       Value     Securities   Bond     Market      Bond       Value    Variable Variable  Variable Variable
                     Variable     Variable  Variable  Variable   Variable   Variable   Account  Account   Account  Account
                    Account (2)   Account   Account   Account    Account   Account (1)    I        II       III       IV
                   --------------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........      $7,401      $1,278     $8,539    $4,600    $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       8,072           9        353       259    (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      23,374      (1,640)   (10,865)     (137)     (533)        58      1,374    1,904     1,903      141
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..      38,847        (353)    (1,973)    4,722     1,344        107      1,940    3,362     2,370    1,261
                   -------------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........      29,734       3,788     15,623   255,115     9,673        915      1,409    1,432     1,411      885
 Transfers
 between variable
 accounts, net
 (3).............       6,433       4,897      6,358  (176,515)   (1,919)     4,593      5,357   14,362     1,264     (595)
 Transfers--
 policy charges
 and deductions..      (8,874)     (1,057)    (4,945)   (9,879)   (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers--
 surrenders (3)..      (7,341)     (2,246)    (2,536)   (8,550)   (1,409)        (3)       (45)    (171)     (592)    (251)
 Transfers--other
 (3).............        (590)         40       (194)   (2,954)     (531)       (57)       (22)     (21)     (115)     (22)
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      19,362       5,422     14,306    57,217     3,318      5,271      6,465   15,312     1,641     (242)
                   -------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......      58,209       5,069     12,333    61,939     4,662      5,378      8,405   18,674     4,011    1,019
                   -------------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Year............     157,140      17,149    101,864    69,107    43,370                 1,522    2,948     4,452    4,986
                   -------------------------------------------------------------------------------------------------------
 End of Year.....    $215,349     $22,218   $114,197  $131,046   $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   =======================================================================================================

(1) Operations commenced on January 8, 1999 for the Large-Cap Value Variable Account.

(2) Formerly named International Variable Account.

(3) Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-four subaccounts called Variable Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III and Variable Account IV Variable Accounts. The assets in each of the first twenty Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity)) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies.

 The Separate Account has organized and registered with the Securities and Exchange Commission three new Variable Accounts: the Diversified Research, International Large-Cap, and I-Net Tollkeeper Variable Accounts. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, and the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). At the same time that this reorganization occurs, total of 326,731 accumulation units (valued at $8,510,243) of the Managed Bond Variable Account were issued in exchange for all 657,265 outstanding accumulation units with equal value of the Bond and Income Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 For the period January 1, 2000 through September 30, 2000, the Funds declared dividends for each portfolio except for the International Large-Cap and the I-Net Tollkeeper Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

           Consolidated Financial Statements as of September 30, 2000
              and December 31, 1999 and for the nine months ended
                          September 30, 2000 and 1999

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                  September 30,
                                                      2000      December 31,
                                                   (Unaudited)      1999
-----------------------------------------------------------------------------
                                                        (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair
   value:
    Fixed maturity securities                       $14,867.0      $14,814.0
    Equity securities                                   216.3          295.2
  Trading securities at estimated fair value             96.8           99.9
  Mortgage loans                                      2,831.6        2,920.2
  Real estate                                           248.7          236.0
  Policy loans                                        4,545.5        4,258.5
  Other investments                                   2,458.6          882.7
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                    25,264.5       23,506.5
Cash and cash equivalents                               440.5          439.4
Deferred policy acquisition costs                     1,713.2        1,446.1
Accrued investment income                               290.4          287.2
Other assets                                            485.2          830.7
Separate account assets                              26,350.9       23,613.1
-----------------------------------------------------------------------------
TOTAL ASSETS                                        $54,544.7      $50,123.0
=============================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products       $19,120.0      $19,045.5
  Future policy benefits                              4,572.3        4,386.0
  Short-term and long-term debt                         362.1          224.4
  Other liabilities                                   1,144.8          939.2
  Separate account liabilities                       26,350.9       23,613.1
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                    51,550.1       48,208.2
-----------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common Stock - $50 par value; 600,000 shares
   authorized, issued and outstanding                    30.0           30.0
  Paid-in capital                                       146.4          139.9
  Unearned ESOP shares                                   (7.7)         (11.6)
  Retained earnings                                   3,040.6        2,034.5
  Accumulated other comprehensive loss                 (214.7)        (278.0)
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                            2,994.6        1,914.8
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $54,544.7      $50,123.0
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (Unaudited)

                                                         Nine Months Ended
                                                           September 30,
                                                           2000     1999
--------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy fees   $  580.6 $  467.6
Insurance premiums                                          442.6    351.0
Net investment income                                     1,225.3  1,010.9
Net realized investment gains                             1,133.9     74.5
Commission revenue                                          184.3    157.1
Other income                                                167.0    186.4
--------------------------------------------------------------------------
TOTAL REVENUES                                            3,733.7  2,247.5
--------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-type
 products                                                   658.1    674.4
Policy benefits paid or provided                            731.6    560.6
Commission expenses                                         409.8    343.8
Operating expenses                                          416.3    301.8
--------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                               2,215.8  1,880.6
--------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                  1,517.9    366.9
Provision for income taxes                                  511.8     98.6
--------------------------------------------------------------------------

NET INCOME                                               $1,006.1 $  268.3
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  Accumulated
                         Common Stock          Unearned              Other
                         ------------- Paid-in   ESOP   Retained Comprehensive
                         Shares Amount Capital  Shares  Earnings Income (Loss)  Total
----------------------------------------------------------------------------------------
                                                 (In Millions)

BALANCES,
 JANUARY 1, 1999          0.6   $30.0  $126.2           $1,663.5    $ 508.3    $2,328.0
Comprehensive loss:
  Net income                                               371.0                  371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                               (786.3)     (786.3)
                                                                               --------
Total comprehensive
 loss                                                                            (415.3)
Issuance of partnership
 units by affiliate                      10.6                                      10.6
Capital contributions                     3.1                                       3.1
Purchase of ESOP note                           $(13.1)                           (13.1)
Allocation of unearned
 ESOP shares                                       1.5                              1.5
----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1999        0.6    30.0   139.9    (11.6)  2,034.5     (278.0)    1,914.8
Comprehensive income:
  Net income                                             1,006.1                1,006.1
  Change in unrealized
   loss on securities
   available for sale,
   net                                                                 31.7        31.7
  Change in unrealized
   gain on interest in
   PIMCO Advisors L.P.
   (Note 4)                                                            31.6        31.6
                                                                               ---------
Total comprehensive
 income                                                                         1,069.4
Issuance of partnership
 units by affiliate                       4.5                                       4.5
Allocation of unearned
 ESOP shares                              2.0      3.9                              5.9
----------------------------------------------------------------------------------------

BALANCES (Unaudited),
 SEPTEMBER 30, 2000       0.6   $30.0  $146.4   $ (7.7) $3,040.6    $(214.7)   $2,994.6
========================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                          Nine Months Ended
                                                            September 30,
                                                            2000       1999
------------------------------------------------------------------------------
                                                            (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $ 1,006.1  $  268.3
Adjustments to reconcile net income to net cash provided
 by operating activities:
  Amortization on fixed maturity securities                   (57.5)    (63.0)
  Depreciation and other amortization                          20.9      12.3
  Earnings of equity method investees                         (24.4)    (76.7)
  Deferred income taxes                                       450.1      (2.2)
  Net realized investment gains                            (1,133.9)    (74.5)
  Net change in deferred policy acquisition costs            (267.1)   (429.1)
  Interest credited to universal life and investment-type
   products                                                   658.0     674.4
  Change in trading securities                                  3.1     (73.2)
  Change in accrued investment income                          (3.2)    (20.2)
  Change in future policy benefits                            186.3     103.9
  Change in other assets and liabilities                      (25.9)    172.5
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     812.5     492.5
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                                (2,326.7) (3,124.7)
  Sales                                                     1,222.9   1,393.2
  Maturities and repayments                                 1,326.4   1,039.5
Repayments of mortgage loans                                  409.2     486.0
Purchases of mortgage loans and real estate                  (357.3)   (636.5)
Distributions from partnerships                                67.7     102.6
Change in policy loans                                       (287.0)   (142.2)
Cash received from acquisition of an annuity block of
 business                                                               164.9
Other investing activity, net                                (524.3)    260.1
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                        (469.1)   (457.1)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                      Nine Months Ended
                                                        September 30,
(Continued)                                            2000       1999
--------------------------------------------------------------------------
                                                        (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                           $ 3,231.6  $ 3,158.7
  Withdrawals                                         (3,717.5)  (3,149.0)
Net change in short-term and long-term debt              137.7       16.2
Capital contribution                                                  0.8
Purchase of ESOP note from Pacific LifeCorp                         (13.1)
Allocation of unearned ESOP shares                         5.9        0.5
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES     (342.3)      14.1
--------------------------------------------------------------------------

Net increase in cash and cash equivalents                  1.1       49.5
Cash and cash equivalents, beginning of period           439.4      154.1
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF PERIOD             $   440.5  $   203.6
==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                                    $    54.8  $    82.0
Interest paid                                        $    14.8  $    13.1
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION AND BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of a conversion to form a mutual holding company structure in 1997.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

2. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The information set forth in the consolidated statements of financial condition and stockholder's equity as of September 30, 2000 and the consolidated statements of operations and cash flows for the nine months ended September 30, 2000 and 1999 is unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of Pacific Life Insurance Company and subsidiaries (the Company) for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 1999, 1998 and 1997.

   The accompanying consolidated financial statements of the Company include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the 2000 financial statement presentation.

3. NEW ACCOUNTING PRONOUNCEMENT

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities. SFAS No. 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133, is effective for fiscal years beginning after June 15, 2000. SFAS No.133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.

4. INTEREST IN PIMCO ADVISORS L.P.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

4. INTEREST IN PIMCO ADVISORS L.P. (Continued)

   December 31, 1999 and May 4, 2000, through the direct and indirect ownership of Class A limited partnership units (Class A units) of PIMCO Advisors. This interest in PIMCO Advisors was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082.3 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gains on the accompanying consolidated statement of operations for the nine months ended September 30, 2000. A deferred tax liability in the amount of $372.0 million was also established.

   Effective May 5, 2000, the interest in PIMCO Advisors will be accounted for using the cost method as the Company has virtually no influence over PIMCO Advisors' operating and financial policies. The interest in PIMCO Advisors, which is included in other investments on the accompanying consolidated statements of financial condition, will be reported at estimated fair value, as determined by the put and call option price described below, with net unrealized gains and losses reported as part of other comprehensive income.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 and can be exercised only if the call per unit value reaches a minimum value.

5. ACQUISITION OF INSURANCE BLOCK OF BUSINESS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. At closing, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received at closing in connection with this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

6. LITIGATION

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 111 pages.

Supplement dated January 2, 2001 to prospectus dated May 1, 2000 consisting of 4 pages.

Supplement dated February 1, 2001 to prospectus dated May 1, 2000 consisting of 26 pages.

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940. The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche, LLP, Independent Auditors
Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-ART) /1/

       (c) Accounting Benefit Rider (form R98-ABR) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-SPT) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) M&E Risk Charge Endorsement /4/

       (l) Endorsement (E9852T) /7/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    (a) Participation Agreement between Pacific Life Insurance Company and
             Pacific Select Fund /4/
         (b) M Fund, Inc. Participation Agreement with Pacific Life Insurance Company /4/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /5/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /6/

    (b) Form of Illustration of Policy Benefits /6/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /4/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on August 10,
    1998, File No. 333-61135, Accession Number 0001017062-98-001706.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement on Form S-6 via EDGAR on April 27, 1999, File No. 333-61135, Accession Number 0001017062-99-000722.

/4/ Filed as part of Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

/5/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 via EDGAR on May 1, 2000, File No. 333-61135, Accession Number 0001017062-00-001027.

/6/ Filed as part of Post-Effective Amendment No. 7 to the Registration
    Statement on Form S-6 via EDGAR on November 30, 2000, File No. 333-61135, Accession Number 0001017062-00-002409.

/7/ Filed as part of Post-Effective Amendment No. 8 to the Registration
    Statement on Form S-6 via EDGAR on December 1, 2000, File No. 333-61135, Accession Number 0001017062-00-002423.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certfies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of February, 2001.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of February, 2001.

                                         BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2001
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2001
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2001
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2001
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2001
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2001
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2001
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2001
Lynn C. Miller*

*BY: /s/ DAVID R. CARMICHAEL                                          February 1, 2001
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and
 incorporated by reference herein.